7. Cash and cash equivalents	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents [abstract]
Cash and cash equivalents
	December 31, 2018	December 31, 2017

Cash and banks	151,558	171,951
Cash equivalents	2,877,633	2,111,096
	3,029,191	2,283,047

Cash and cash equivalents include cash, bank deposits and high-liquidity short-term financial investments, mainly represented by repurchase agreements (accruing CDI interest rates), deposited at Banco do Brasil, whose original maturities are lower than three months, which are convertible into a cash amount and subject to an insignificant risk of change in value.

The average yield of financial investments corresponds to 98.28% of CDI in December 2018 (98.88% in December 2017).